LEASES - Future minimum payments with respect to the company's operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LEASES
Rental expenses	¥ 67,960	¥ 53,433